Parent-Only Financial Statements, Statement of Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest expense:
Short-term borrowings	$ 79	$ 80	$ 92
Long-term debt	3,110	3,978	4,888
Other interest expense	245	316	227
Noninterest expense	50,398	49,393	50,456
Income before income tax benefit and equity in undistributed income of subsidiaries	28,471	23,656	19,001
Income tax benefit	9,103	7,445	6,338
Net income	18,897	15,869	12,362
Parent Company [Member]
Income [Abstract]
Interest income from subsidiaries	897	914	1,375
Other interest income	222	242	304
Other income	267	460	363
Total income	14,303	13,302	14,959
Interest expense:
Indebtedness to nonbank subsidiaries	287	254	312
Short-term borrowings	1	1	1
Long-term debt	1,877	2,423	2,874
Other interest expense	23	8	2
Noninterest expense	1,127	77	1,335
Total expense	3,315	2,763	4,524
Income before income tax benefit and equity in undistributed income of subsidiaries	10,988	10,539	10,435
Income tax benefit	(903)	(584)	(749)
Equity in undistributed income of subsidiaries	7,006	4,746	1,178
Net income	18,897	15,869	12,362
Parent Company [Member] | Bank [Member]
Income [Abstract]
Dividends from subsidiaries	11,767	11,546	12,896
Parent Company [Member] | Nonbank [Member]
Income [Abstract]
Dividends from subsidiaries	$ 1,150	$ 140	$ 21